Note 27 - Income taxes (Detail) - Income (loss) before income taxes from continuing operations: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before taxes from continued operations	$ 17,274,343	$ 7,587,628	$ 846,862
Cayman [Member]
Income before taxes from continued operations	20,878,593	5,528,390	(2,879,085)
Indonesia [Member]
Income before taxes from continued operations	(1,417,674)	3,077,937	2,673,218
Singapore [Member]
Income before taxes from continued operations	(1,663,174)	(1,114,203)	(1,710,126)
Malaysia [Member]
Income before taxes from continued operations	(517,183)	(106,148)	223,771
PRC [Member]
Income before taxes from continued operations	$ (6,219)	$ 201,652	$ 2,539,084